Investments in Group Enterprises (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Group Enterprises

Investments in Group enterprises comprise:

Company	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma, Inc.	USA	100%
Ascendis Pharma Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%